Filed Pursuant to Rule 497(e)

Registration Statement No. 333 - 292532

TIAA SEPARATE ACCOUNT VA-5

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

PROSPECTUS SUPPLEMENT NUMBER (2)

Dated July 17, 2026 to the Intelligent Variable Annuity® Prospectus, as supplemented June 3, 2026.

This supplement amends certain disclosures in the above-referenced prospectus for the Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Portfolios

At the close of business on July 24, 2026 the VY® CBRE Global Real Estate Portfolio (the ‘Disappearing Portfolio) will merge with and into the VY® Columbia Real Estate Portfolio (the ‘Surviving Portfolio’).

Appendix A of the Intelligent Variable Annuity prospectus the “Portfolios” table is updated to reflect this merger effective July 27.

For more information about these changes and about the portfolios in general, refer to the VOYA prospectuses.

Please keep this supplement with your prospectus for future reference.

PIKE15 (7/26)